Commitments and Contingencies (Legal Proceedings) (Details) - 12 months ended Dec. 31, 2018 $ in Millions, $ in Millions	USD ($)	CAD ($)	USD ($)
Tampa Electric And Peoples Gas Division [Member] | Prime Rate [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss		$ 38	$ 28
Emera Maine [Member] | Prime Rate [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage	10.41%
Emera Maine [Member] | ISO New England OATT [Member]
Loss Contingencies [Line Items]
Loss Contingency, Estimate of Possible Loss			$ 4
Emera Maine [Member] | ISO New England OATT [Member] | Prime Rate [Member]
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage	10.57%
Emera Maine [Member] | ISO New England OATT [Member] | Prime Rate [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Public Utilities, Approved Return on Equity, Percentage	11.74%
TECO Guatemala Holdings [Member] | Prime Rate [Member]
Loss Contingencies [Line Items]
Litigation Settlement, Amount	$ 21